LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

	September 30, 2024	December 31, 2023

Right-of-use assets	$711,458	$598,508

Lease liabilities - current	$438,011	$429,687
Lease liabilities - non-current	286,759	182,380
Total lease liabilities	$724,770	$612,067

December 31, 2023

Right-of-use assets	$598,508

Lease liabilities - current	$429,687
Lease liabilities - non-current	182,380
Total lease liabilities	$612,067

SCHEDULE OF AGGREGATE FUTURE MINIMUM RENTAL PAYMENTS

As of September 30, 2024, the aggregate future minimum rental payments under non-cancelable agreements are as follows:

Maturity of Lease Liabilities	Total

12 months ending September 30, 2025	$456,321
12 months ending September 30, 2026	187,707
12 months ending September 30, 2027	106,436
Total undiscounted lease payments	$750,464
Less: Imputed interest	(25,694)
Present value of lease liabilities	$724,770
Operating lease liabilities - Current	438,011
Operating lease liabilities - Non-current	$286,759

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement are as follows:

Maturity of Lease Liabilities	Total

12 months ended December 31, 2024	$446,002
12 months ended December 31, 2025	185,540
Total undiscounted lease payments	631,542
Less: Imputed interest	(19,475)
Present value of lease liabilities	612,067
Operating lease liabilities - Current	429,687
Operating lease liabilities - Non-current	$182,380